Leases (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Finance lease receivables	R$ 238,646	R$ 243,121
Current portion	(30,643)	(30,076)
Non-current portion	208,003	213,045
L T Amazonas [Member]
IfrsStatementLineItems [Line Items]
Finance lease receivables	179,305	166,944
Sublease Stores [Member]
IfrsStatementLineItems [Line Items]
Finance lease receivables	R$ 59,341	R$ 76,177